Income Taxes - Schedule of temporary differences for which deferred tax assets not recognised (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Non-capital losses - Canada	$ 44,897,393	$ 20,703,137
Net-operating loss - US	5,032,915	206,480
Unrealized foreign exchange loss	94,733	0
Share-issuance costs	3,419,003	879,959
Capital losses carried forward	0	263,666
Other investments	4,449,544	968,811
IFRS 16	125,962	0
Property, plant and equipment	88,248	30,290
Total	$ 58,107,798	$ 23,052,343